DIVIDEND PAYABLE	12 Months Ended
Dec. 31, 2011
DIVIDEND PAYABLE
12.	DIVIDEND PAYABLE

On August 1, 2011 and December 13, 2011, the Company’s board of directors declared the distribution of dividends to the Company’s ordinary shareholders in the amount of US$76,505 and US$78,043, respectively. During the years ended December 31, 2009, 2010 and 2011, the Company paid US$24,241, nil and US$142,214, respectively, to its shareholders. As of December 31, 2010 and 2011, US$39,635 and US$51,969 of the dividends declared remained unpaid, respectively. Approximately US$50,189 of the balance as of December 31, 2011 was paid in January 2012.